Acquisitions and Disposals - Summary of Net Assets Acquired and Total Payment for Acquisition (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets		€ 4,082
Other non-current assets		284
Trade and other receivables		103
Other current assets	[1]	655
Non-current liabilities	[2]	(1,107)
Current liabilities		(160)
Net assets acquired		3,857		€ 771	€ 815
Non-controlling interest		(27)		(25)	(17)
Goodwill		18,942		18,067
Exchange rate gain/(loss) on cash flow hedges					(100)
Total consideration		6,337		1,167	1,194
Consideration paid	[3]	6,313
Deferred consideration		24
Main Horlicks Acquisition [member]
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets		3,345
Other non-current assets		249
Trade and other receivables		77
Other current assets	[1]	560
Non-current liabilities	[2]	(905)
Current liabilities		(122)
Net assets acquired		3,204
Goodwill		2,090
Total consideration		5,294	€ 5,294
Consideration paid	[3]	5,294
Other Acquisitions [Member]
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets		737
Other non-current assets		35
Trade and other receivables		26
Other current assets	[1]	95
Non-current liabilities	[2]	(202)
Current liabilities		(38)
Net assets acquired		653
Non-controlling interest		(27)
Goodwill		417
Total consideration		1,043
Consideration paid	[3]	1,019
Deferred consideration		24
Subsidiaries [member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill		€ 2,507		€ 421	€ 496

[1]	Other current assets include finacial assets of €463 million and cash of €36 million related to the Main Horlicks Acquisition.
[2]	Non-current liabilities include deferred tax of €746 million related to the Main Horlicks Acquisition.
[3]	For the Main Horlick Acquisition consideration paid was €449 million in cash and €4,845 million in equity shares. For the other acquisitions all consideration was paid in cash.